Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rates
	For the Years Ended December 31
	2021	2020	2019
Period Ended spot	US$1=RMB 6.3726	US$1=RMB 6.5250	US$1=RMB 6.9618
Period Average	US$1=RMB 6.4508	US$1=RMB 6.9042	US$1=RMB 6.9081

Schedule of total revenues
	For the Years Ended December 31
	2021	2020	2019
Customer A	21.91%	17.68%	12.77%
Customer B	11.26%	12.71%	14.26%

Schedule of accounts receivable
	December 31
	2021	2020	2019
Customer A	$17,367,577	$6,590,324	$5,432,234
Customer B	$6,495,983	$4,091,756	$6,231,470

Schedule of bank acceptance receivables
	December 31
	2021	2020	2019
Customer A	$4,817,500	$3,739,464	$1,292,769
Customer B	$3,577,818	$2,022,989	$1,508,231

Schedule of estimated useful lives
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of amortization of finite-lived intangible assets
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of types of goods
	For the year ended December 31,
	2021	2020	2019
	US$	US$	US$
Self-Manufactured Products	48,059,165	44,473,076	38,527,955
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	55,978,545	44,587,934	41,098,116
Total Revenue	104,037,710	89,061,010	79,626,071

Schedule of type of customers
	For the year ended December 31,
	2021	2020	2019
	US$	US$	US$
Direct sales	9,499,748	9,430,082	9,436,382
Distributors	94,537,962	79,630,928	70,189,689
Total Revenue	104,037,710	89,061,010	79,626,071

Schedule of disclosed the type of revenue by government category
	December 31, 2021			December 31, 2020			December 31, 2019
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	6,151,443	7,331,962	13,483,405	5,181,532	6,155,223	11,336,755	4,437,204	5,160,589	9,597,793
Class II	36,788,116	41,313,745	78,101,861	35,863,806	33,573,351	69,437,157	30,876,709	31,733,898	62,610,607
Class III	1,094,957	2,291,899	3,386,856	758,525	2,355,768	3,114,293	1,463,677	2,287,449	3,751,126
Others	4,024,649	5,040,939	9,065,588	2,669,213	2,503,592	5,172,805	1,750,365	1,916,180	3,666,545
Total	48,059,165	55,978,545	104,037,710	44,473,076	44,587,934	89,061,010	38,527,955	41,098,116	79,626,071

Schedule of major products included in each government category
		December 31,	December 31,	December 31,
		2021	2020	2019
Category	Products	US$	US$	US$
Class I	Eye drops bottle	2,398,222	2,466,978	1,988,619
	Oral medicine bottle	3,263,135	2,200,569	1,843,626
	Anal bag	739,376	554,859	537,221
	Other Class I	7,082,672	6,114,349	5,228,327
Subtotal-Class I		13,483,405	11,336,755	9,597,793
Class II	Masks	600,534	9,632,150	239,439
	Identification tape	15,049,686	11,617,668	11,986,329
	Disposable medical brush	8,493,760	6,353,649	6,866,189
	Gynecological inspection kits	8,752,617	4,924,689	5,534,425
	Surgical kit	4,754,769	3,383,215	3,631,577
	Medical brush	4,130,703	3,635,190	3,268,554
	Medical kit	5,037,054	3,429,371	3,028,961
	Other Class II	31,282,738	26,461,225	28,055,133
Subtotal-Class II		78,101,861	69,437,157	62,610,607
Class III	Electronic pump	246,819	292,211	549,942
	Anesthesia puncture kit	430,288	438,047	429,806
	Disposable infusion pump	278,734	335,632	364,858
	Infusion pump	309,746	196,686	350,450
	Electronic infusion pump	291,725	185,030	-
	Laparoscopic trocar	219,901	134,585	222,205
	Other Class III	1,609,643	1,532,102	1,833,865
Subtotal-Class III		3,386,856	3,114,293	3,751,126
Others		9,065,588	5,172,805	3,666,545
Total		104,037,710	89,061,010	79,626,071